Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense

The components of lease expense for the three months ended June 30, 2024 and 2023, are as follows:

	For the Three Months Ended June 30,
Components of lease expense:	2024	2023
Operating lease cost	$46,140	$50,440
Sublease income	(52,542)	(51,082)
Total lease (income) cost	$(6,402)	$(642)

The components of lease expense for the six months ended June 30, 2024 and 2023, are as follows:

	For the Six Months Ended June 30,
Components of lease expense:	2024	2023
Operating lease cost	$93,384	$101,888
Sublease income	(105,084)	(102,165)
Total lease (income) cost	$(11,700)	$(277)

The components of lease expense, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2023	2022
Operating lease cost	$199,611	$191,483
Lease impairment cost	-	303,327
Sublease income	(204,324)	(177,588)
Total lease (income) cost	$(4,713)	$317,222

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases are as follows:

	For the Six Months Ended June 30,
Supplemental cash flow information:	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$87,579	$86,320
Change in lease liabilities (operating cash flow)	(152,335)	(138,804)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$173,245	$152,018
Non-cash impairment of right to use assets (operating cash flow)	-	(303,327)
Change in lease liabilities (operating cash flow)	(284,963)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$762,603

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

Operating leases:	June 30, 2024	December 31, 2023
Operating lease right-of-use assets	$46,434	$134,013
Operating lease liability, current	81,708	234,043
Total operating lease liabilities	$81,708	$234,043

Weighted-average remaining lease term:	June 30, 2024	December 31, 2023
Operating leases (in years)	0.26	0.76

Weighted-average discount rate:	June 30, 2024	December 31, 2023
Operating leases	6.83%	6.76%

Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$134,013	$307,258
Operating lease liability, current	234,043	284,963
Operating lease liability, long-term	-	234,043
Total operating lease liabilities	$234,043	$519,006

Weighted-average remaining lease term:	December 31, 2023	December 31, 2022
Operating leases (in years)	0.76	1.76

Weighted-average discount rate:	December 31, 2023	December 31, 2022
Operating leases	6.76%	6.74%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease

Future minimum lease payments under non-cancellable lease as of June 30, 2024, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2024	$82,679
Total undiscounted cash flows	82,679
Less discounting	(971)
Present value of lease liabilities	$81,708

Future minimum lease payments under non-cancellable lease as of December 31, 2023, are as follows:

Maturities of lease liabilities:
Year Ending December 31, 2024	$240,818
Total undiscounted cash flows	240,818
Less discounting	(6,775)
Present value of lease liabilities	$234,043